Exploration expenses	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Exploration expenses	Note 9. Exploration expenses

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Geological and geophysical expenses	16	736	561

Total exploration expenses	16	736	561